HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of detailed information about hedges [line items]
Translation adjustment of the investments				$ 510,602.0
Net OCI account	$ (517,989.0)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			$ 4,665,892		$ 4,845,237
Amount of hedge by financial liabilities in foreign currency			(2,312,236)		(2,297,371)
Amount of hedge by forward contracts			(956,904)		(2,529,403)
Cumulative translation adjustment of the investments				5,314,355.0		$ 4,431,333.0
Exchange difference of financial liabilities	(2,089,987.0)	$ (1,723,792.0)
Exchange difference in forward contracts	(3,878,363.0)	(2,843,547.0)
Net OCI account	(653,995.0)	(136,006.0)
Leasing Bogota S.A. Panama
Disclosure of detailed information about hedges [line items]
Net OCI account	(510,602.0)
Leasing Bogota S.A. Panama | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			4,272,887		4,475,304
Amount of hedge by financial liabilities in foreign currency			(2,067,100)		(2,067,100)
Amount of hedge by forward contracts			(809,381)		(2,391,651)
Cumulative translation adjustment of the investments				5,053,321.0		4,230,937.0
Exchange difference of financial liabilities	(1,972,967.0)	(1,651,823.0)
Exchange difference in forward contracts	(3,728,056.0)	(2,716,214.0)
Net OCI account	(647,702.0)	(137,100.0)
Other subsidiaries and branches Banco de Bogota
Disclosure of detailed information about hedges [line items]
Net OCI account	(881.0)
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			147,869		139,662
Amount of hedge by forward contracts			(147,523)		(137,752)
Cumulative translation adjustment of the investments				151,709.0		129,616.0
Exchange difference in forward contracts	(150,307.0)	(127,333.0)
Net OCI account	1,402.0	2,283.0
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			33,841		31,027
Amount of hedge by financial liabilities in foreign currency			(33,841)		(31,027)
Cumulative translation adjustment of the investments				32,671.0		25,748.0
Exchange difference of financial liabilities	(32,671.0)	(25,748.0)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			48,514		38,924
Amount of hedge by financial liabilities in foreign currency			(48,514)		(38,924)
Cumulative translation adjustment of the investments				44,768.0		37,376.0
Exchange difference of financial liabilities	(44,768.0)	(37,376.0)
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			28,365		26,214
Amount of hedge by financial liabilities in foreign currency			(28,365)		(26,214)
Cumulative translation adjustment of the investments				14,989.0		9,332.0
Exchange difference of financial liabilities	(14,989.0)	(9,332.0)
Gases del Pacifico S.A.C.
Disclosure of detailed information about hedges [line items]
Net OCI account	(6,506.0)
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			16,124		2,500
Amount of hedge by financial liabilities in foreign currency			(16,124)		(2,500)
Cumulative translation adjustment of the investments				(1,626.0)		2,302.0
Exchange difference of financial liabilities	(6,069.0)	(3,490.0)
Net OCI account	(7,695.0)	(1,189.0)
Gas Natural de Lima y Callao S.A.C. - Calidda | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			112,773		131,606
Amount of hedge by financial liabilities in foreign currency			(112,773)		$ (131,606)
Cumulative translation adjustment of the investments				19,616.0		$ (3,977.0)
Exchange difference of financial liabilities	(19,616.0)	$ 3,977.0
Gas Comprimido del Peru S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			4,820
Amount of hedge by financial liabilities in foreign currency			(4,820)
Cumulative translation adjustment of the investments				(1,136.0)
Exchange difference of financial liabilities	1,136.0
Gases del Norte del Peru S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Investment amount			699
Amount of hedge by financial liabilities in foreign currency			$ (699)
Cumulative translation adjustment of the investments				$ 43.0
Exchange difference of financial liabilities	$ (43.0)